Net Income (Loss) Per Share (Tables)	9 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share (dollars in thousands, except per share data):

	Fiscal Years Ended March 31,
	2017	2018	2019
Numerator:
Net income (loss)	$796	$9,222	$(116,194)
Denominator:
Weighted average shares outstanding, basic and diluted	228,540,269	231,956,164	235,938,873
Net income (loss) per share, basic and diluted	$0.00	$0.04	$(0.49)

The following table sets forth the computation of basic and diluted net (loss) income per share (in thousands, except per share data):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2018	2019	2018	2019
Numerator:
Net (loss) income	$(22,102)	$1,763	$(85,596)	$(464,726)
Denominator:
Weighted average shares outstanding, basic	236,024	277,926	235,648	260,383
Dilutive effect of stock-based awards	—	2,230	—	—
Weighted average shares outstanding, diluted	236,024	280,156	235,648	260,383

Net (loss) income per share, basic	$(0.09)	$0.01	$(0.36)	$(1.78)
Net (loss) income per share, diluted	$(0.09)	$0.01	$(0.36)	$(1.78)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	A summary of these anti-dilutive common share equivalents is provided in the table below:

	Fiscal Years Ended March 31,
	2017	2018	2019
Unvested equity awards	11,983,603	10,038,369	6,398,615

A summary of these weighted-average anti-dilutive common share equivalents is provided in the table below (in thousands):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2018	2019	2018	2019
Stock options	—	79	—	3,970
Unvested restricted stock and RSUs	—	10	—	3,334
Shares committed under ESPP	—	15	—	21
Unvested equity awards	6,272	—	6,605	—